Insurance Contract Liabilities - Development Of Insurance Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8	$ 14,467.2	$ 28,610.8
Less: CTR Life	12.8	14.2	15.2	17.9	20.6	24.2	25.3	27.6	34.9	8.7
Provision for losses and loss adjustment expenses, net of CTR Life	19,469.0	19,802.2	17,733.9	19,194.9	19,628.2	17,208.0	16,024.0	14,477.2	14,432.3	$ 28,602.1
Effect of foreign currency translation	(205.7)	(252.3)	248.5	476.0	575.6	265.1	264.2	82.0	(317.7)
Loss reserve development	331.6	1,080.9	1,371.4	1,431.7	1,222.1	611.1	507.7	(349.0)	(481.4)
Favourable (unfavourable) development	125.9	828.6	1,619.9	1,907.7	1,797.7	876.2	771.9	(267.0)	(799.1)
One year later
Disclosure of types of insurance contracts [line items]
Cumulative payments	4,608.0	4,441.4	3,801.6	0.0	0.0	3,627.6	3,355.9	3,126.6	3,136.0
Reserves re-estimated	$ 19,343.1	19,169.3	16,696.4	18,375.6	19,021.2	17,316.4	15,893.8	14,616.0	14,746.0
Two years later
Disclosure of types of insurance contracts [line items]
Cumulative payments		7,283.6	6,364.5	6,787.6	7,153.1	0.0	5,441.4	5,307.6	5,336.4
Reserves re-estimated		$ 18,973.6	16,269.2	17,475.0	18,529.4	17,013.6	15,959.7	14,726.6	14,844.4
Three years later
Disclosure of types of insurance contracts [line items]
Cumulative payments			8,172.7	8,775.5	9,148.0	7,920.3	0.0	6,846.3	7,070.7
Reserves re-estimated			$ 16,114.0	17,307.9	17,820.5	16,721.0	15,705.6	14,921.6	14,912.4
Four years later
Disclosure of types of insurance contracts [line items]
Cumulative payments				10,212.4	10,702.8	9,333.4	8,333.3	0.0	8,318.7
Reserves re-estimated				$ 17,287.2	17,735.5	16,233.9	15,430.4	14,828.9	15,127.5
Five years later
Disclosure of types of insurance contracts [line items]
Cumulative payments					11,783.3	10,458.7	9,327.0	8,936.9	0.0
Reserves re-estimated					$ 17,830.5	16,269.6	15,036.2	14,663.1	15,091.0
Six years later
Disclosure of types of insurance contracts [line items]
Cumulative payments						11,263.6	10,202.6	9,721.1	10,039.4
Reserves re-estimated						$ 16,331.8	15,099.0	14,433.0	15,011.7
Seven years later
Disclosure of types of insurance contracts [line items]
Cumulative payments							10,823.4	10,456.1	10,705.5
Reserves re-estimated							$ 15,252.1	14,551.5	14,873.6
Eight years later
Disclosure of types of insurance contracts [line items]
Cumulative payments								10,975.6	11,379.9
Reserves re-estimated								$ 14,744.2	15,028.8
Nine years later
Disclosure of types of insurance contracts [line items]
Cumulative payments									11,857.8
Reserves re-estimated									$ 15,231.4